Share Capital	12 Months Ended
Dec. 31, 2020
Share Capital [abstract]
Share Capital

21.   Share Capital

  a) Authorized Share Capital

The Company has an unlimited number of common shares without par value authorized for issue.

  b) Financing

On May 20, 2020, the Company completed a bought deal public equity offering and issued an aggregate of 23,000,000 common shares at a price of $3.00 per share for gross proceeds of $69,000, which included the exercise, in full, of the over-allotment option. The Company incurred transaction costs of $3,358 related to this financing.